Short-term trade and other payables current payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	€ 4,180	€ 3,902	€ 3,646
Increase decrease in trade and other current payables exchange rate	(184)	63
Increase decrease in trade and other current payables consolidation scope changes	(38)	(4)
Increase decrease in trade and other current payables other	500	198
Trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,803	1,781	1,698
Increase decrease in trade and other current payables exchange rate	(54)	29
Increase decrease in trade and other current payables consolidation scope changes	(11)	2
Increase decrease in trade and other current payables other	87	53
Trade payables [Member] | Trade payables item member [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,160	1,203	1,158
Increase decrease in trade and other current payables exchange rate	(47)	24
Increase decrease in trade and other current payables consolidation scope changes	(13)	2
Increase decrease in trade and other current payables other	17	20
Trade payables [Member] | Trade payables sent for reverse factoring [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	372	317	281
Increase decrease in trade and other current payables exchange rate	0	0
Increase decrease in trade and other current payables consolidation scope changes	2	0
Increase decrease in trade and other current payables other	53	35
Trade payables [Member] | Withholdings made from suppliers [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	271	261	€ 259
Increase decrease in trade and other current payables exchange rate	(8)	5
Increase decrease in trade and other current payables consolidation scope changes	0	0
Increase decrease in trade and other current payables other	€ 17	€ (2)